Stock Option Plans and Warrants to Purchase Common Stock (Details Textual) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended					12 Months Ended				12 Months Ended					12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Consultant [Member]	Dec. 31, 2013 Employees	Dec. 31, 2013 Board [Member]	Dec. 31, 2013 Warrant [Member]	Dec. 31, 2012 Warrant [Member]	Sep. 30, 2014 Warrant [Member]	Dec. 31, 2011 Warrant [Member]	Dec. 31, 2012 Warrant [Member] $0.53 to $0.58 [Member]	Dec. 31, 2012 Warrant [Member] $2.20 to $5.60 [Member]	Dec. 31, 2013 Equity Incentive Plan [Member]	Dec. 31, 2010 Equity Incentive Plan [Member]	Sep. 30, 2007 Equity Incentive Plan [Member]	Dec. 31, 2013 Employee Stock Option [Member]	Dec. 31, 2012 Employee Stock Option [Member]	Dec. 31, 2011 Employee Stock Option [Member]
Stock Option Plans and Warrants To Purchase Common Stock (Textual)
Exercise price range, lower range limit														$ 0.53	$ 2.20
Exercise price range, upper range limit														$ 0.58	$ 5.60
Warrant expired or cancelled										(1,250)	(633,104)
Common Stock issuable upon exercise of warrants										5,416,581
Number of options available under 2005 Equity Incentive Plan								723,000	68,100							3,000,000	1,750,000	1,000,000
Options granted										5,421,581	774,873								791,100	100,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price																			$ 3.01
Stock-based compensation	$ 160,995	$ 406,891	$ 458,914	$ 571,171	$ 803,060	$ 462,170
Compensation cost for stock options not yet recognized					732,000
Warrants expected to expire, common stock issuable					1,500,000
Expense related to issuance of warrants						429,902
Recognition period of share based compensation expense						3 years
Exercisable Options/Warrants					8,156,526														1,549,693
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term																			6 years 4 months 24 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value																			712,000
Ending Balance										8,156,526	2,843,338		2,701,569						2,051,511	1,457,724	1,544,242
Ending Balance, weighted average options/warrants exercise price										$ 2.17	$ 3.13	$ 1.90	$ 4.40						$ 2.63	$ 3.19	$ 3.75
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Remaining Contractual Term					3 years 5 months 9 days														7 years 3 months 18 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value																			1,157,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights							5,000
Share-Based Compensation Arrangements By Share-Based Payment Award, Options, Expirations In Period, Weighted Average Exercise Price										$ 15.00	$ 5.40
Change in fair value of warrant liability			203,703	5,349,422	3,654,770
Fair value of common stock warrants to vendors			$ (4,775)	$ 0	$ (4,775)